As filed with the Securities and Exchange Commission on December 30, 2025

Securities Act File No. 333-30810

Investment Company Act of 1940 File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 316	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 318	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Congress Street

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(617) 664-1465

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

Copies to:

Adam M. Schlichtmann, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on January 16, 2026 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 316 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until January 16, 2026, the effectiveness of Post-Effective Amendment No. 313 to the Registrant’s Registration Statement on Form N-1A, with respect to the State Street® Prime Money Market ETF, which was filed pursuant to Rule 485(a) under the Securities Act on October 20, 2025 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of December, 2025.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Patrick J. Riley* Patrick J. Riley	Trustee	December 30, 2025

/s/ Donna M. Rapaccioli* Donna M. Rapaccioli	Trustee	December 30, 2025

/s/ Margaret K. McLaughlin* Margaret K. McLaughlin	Trustee	December 30, 2025

/s/ George M. Pereira* George M. Pereira	Trustee	December 30, 2025

/s/ Mark E. Swanson* Mark E. Swanson	Trustee	December 30, 2025

/s/ Jeanne LaPorta* Jeanne LaPorta	Trustee	December 30, 2025

/s/ Ann M. Carpenter Ann M. Carpenter	President (Principal Executive Officer)	December 30, 2025

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Principal Accounting Officer and Principal Financial Officer	December 30, 2025

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney

*	Signature affixed by Edmund Gerard Maiorana, Jr. pursuant to a power of attorney dated January 21, 2025